Other Non-current Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Non-current Assets
Provision for credit losses		$ 93		¥ 676	¥ 0
Repayment schedule	26 months
Long-term receivables were measured at amortized cost		$ 18,445		¥ 134,634
Discount rate		4.00%	4.00%
Provision for credit losses		$ 669	¥ 4,880